STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Dec. 09, 2022	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Aug. 09, 2022	Dec. 31, 2021	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		150,000,000		250,000,000	250,000,000		150,000,000
Preferred stock, shares authorized		1,500,000		1,500,000			1,500,000
Preferred stock par value		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares issued				0			0
Preferred stock, shares outstanding				0			0
Common stock, shares, issued				534,571			102,759
Common stock, shares outstanding		25,913		534,490			102,678
Stock issued to settlement of convertible debt		5,658
Stock issued to settlement amount of convertible debt		$ 5.8
Common stock issued to settlement of termination agreement			2,083
Common stock issued to settelment of underwriting costs		520
Exercise price	$ 16.80
Underwriting fees	$ 0.3
Warrants issued	549,987	78,751				19,447		3,008	1,504	4,608
Warrant, exercise price	$ 16.80			$ 16.80		$ 170.04		$ 1,831.20	$ 1,831.20
Warrants and rights outstanding term	5 years									3 years
Transaction costs	$ 0.5
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services	241,666
Exercise price	$ 16.80
Stock issued during period value issued for services	$ 4.1
Former Ensysce [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued		66,889
Stock issued during period shares purchase of assets		81